Loss Per Share - Summary of Loss Per Share And weighted Average Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss - basic and diluted	$ (85,534)	$ (181,636)	$ (592,753)
Preferred share accretion	0	0	(11,327)
Net loss attributable to common stockholders – basic	(85,534)	(181,636)	(604,080)
Net loss attributable to common stockholders – diluted	$ (85,534)	$ (181,636)	$ (604,080)
Basic weighted average common stock outstanding	208,121,980	198,939,079	150,912,333
Diluted weighted average common stock outstanding	208,121,980	198,939,079	150,912,333
Adjustment for warrants issued to NFL to purchase common stock	17,760,274	14,452,055	8,476,027
Adjusted basic weighted average common stock outstanding	225,882,254	213,391,134	159,388,360
Adjusted diluted weighted average common stock outstanding	225,882,254	213,391,134	159,388,360
Loss per share attributable to common stockholders – Basic	$ (0.38)	$ (0.85)	$ (3.79)
Loss per share attributable to common stockholders – Diluted	$ (0.38)	$ (0.85)	$ (3.79)